Financial Instruments and Financial Risk Management - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - Recurring Fair Value Measurement - FVtPL - EUR (€)
€ in Thousands
	Jun. 30, 2026	Sep. 30, 2025
Level 2
Disclosure of detailed information about financial instruments [line items]
Currency derivative	€ 2,174	€ 16,851
Derivative liabilities	9,307	347
Level 3
Disclosure of detailed information about financial instruments [line items]
Original Senior Notes - embedded derivative	0	22,796
New Senior Notes - embedded derivative	€ 5,621	€ 0